BUSINESS COMBINATIONS - Effects of offsetting on acquisition (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Gross amount set off in the balance sheet	$ 4,366
Gross Amount	9,677
Net amount presented in the balanced sheet	5,311
Pentalog
Disclosure of detailed information about business combination [line items]
Gross amount set off in the balance sheet	4,366
Gross Amount	9,677
Gross amount, at present value	$ 10,786